INCOME TAX (Schedule of components of income taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Current taxes	$ 17,121	$ 16,073	$ 16,199
Deferred taxes	(1,607)	(383)	(3,125)
Taxes in respect of prior years	(615)	(1,111)	281
Income tax expense (benefit), Total	14,899	14,579	13,355
Israel [Member]
Income Taxes [Line Items]
Current taxes	11,026	10,114	10,202
Deferred taxes	520	867	(995)
Taxes in respect of prior years	(585)	(792)	10
Brazil [Member]
Income Taxes [Line Items]
Current taxes	5,640	5,277	3,814
Deferred taxes	(1,012)	(413)	383
Taxes in respect of prior years	0	0	0
Rest of the world [Member]
Income Taxes [Line Items]
Current taxes	455	682	2,183
Deferred taxes	(1,115)	(837)	(2,513)
Taxes in respect of prior years	$ (30)	$ (319)	$ 271